Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001072962
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2011 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2011

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19 and 23 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 44 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 85 of the Fund's statement of additional information (SAI).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011